Land Use Rights - Schedule of Land Use Rights (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Land Use Rights [Abstract]
Land use rights	¥ 47,334,839		¥ 47,334,839
Less: Accumulated amortization	(13,407,601)		(12,460,904)
Land use rights, net	¥ 33,927,238	$ 4,648,013	¥ 34,873,935